UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23403

Principal Diversified Select Real Asset Fund
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(Exact name of registrant as specified in charter)

711 High Street, Des Moines, Iowa 50392
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(Address of principal executive offices) (Zip code)

LAURA B. LATHAM
Principal Financial Group
Des Moines, Iowa 50392

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(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5419
Date of fiscal year end: 03/31
Date of reporting period: 07/01/2018 - 06/30/2019

FORM N-PX

ICA File Number:  811-23403

Registrant Name:  Principal Diversified Select Real Asset Fund

Reporting Period:  07/01/2018 - 06/30/2019

Principal Diversified Select Real Asset Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Principal Diversified Select Real Asset Fund
(Registrant)

By:	/s/ Michael J. Beer
Michael J. Beer
President and Chief Executive Officer

Date:	August 30, 2019